WARRANTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 27,200	$ 25,162
Warranties sold	2,149	3,853
Revenue recognized	(2,323)	(3,269)
Cost incurred and other	(10)	1,454
Ending balance	$ 27,016	$ 27,200